Deferred Policy Acquisition Costs (Tables)	9 Months Ended
Sep. 30, 2024
Insurance [Abstract]
Reconciliation of beginning and ending deferred policy acquisition costs
The following table represents a reconciliation of beginning and ending deferred acquisition costs for the twelve months ended December 31, 2023 and 2022:

	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022
	($ in millions)
Balance at the beginning of the period	$319.0	$290.8
Acquisition costs deferred	357.4	460.0
Amortization of deferred acquisition costs	(380.2)	(431.8)
Balance at the end of the period	$296.2	$319.0